Fees Summary	May 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,108,939.75
Previously Paid Amount	0
Total Fee Amount	2,772.48
Total Offset Amount	2,772.48
Net Fee	$ 0
Final Prospectus	true